Derivatives Instruments (Notional Volumes of Outstanding HFT Derivatives) (Details) - HFT derivatives MWh in Millions, MMBTU in Millions	12 Months Ended
Dec. 31, 2019 MMBTU MWh
Natural gas | Purchases | 2020
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	424
Natural gas | Purchases | 2021
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	84
Natural gas | Purchases | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	56
Natural gas | Purchases | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	41
Natural gas | Purchases | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	26
Natural gas | Sales | 2020
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	345
Natural gas | Sales | 2021
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	33
Natural gas | Sales | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	9
Natural gas | Sales | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	2
Natural gas | Sales | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	2
Power | Purchases | 2020
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	1
Power | Purchases | 2021
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2020
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	1
Power | Sales | 2021
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0